FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) $ in Thousands, € in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2016 USD ($) arrangement	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) arrangement installments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2016 EUR (€) arrangement	Dec. 31, 2015 EUR (€) arrangement
Contingent Consideration Arrangements
Number of contingent consideration arrangements related to business acquisitions | arrangement	5				5			5	5
Fair value of contingent consideration					$ 27,400	$ 300	$ 40,800
Acquisition-related contingent consideration payments	$ 3,161		$ (11,011)		(11,056)	$ (12,912)	$ 343
Contingent Consideration Arrangements
Contingent Consideration Arrangements
Fair value of contingent consideration	32,200				29,000
Contingent consideration payments maximum for 2016	90,300				$ 168,200
Twoo
Contingent Consideration Arrangements
Number of contingent consideration installments | installments					3
Acquisition-related contingent consideration payments		$ 5,500		$ 7,400
Contingent consideration payments maximum for 2016	$ 81,400				$ 79,900			€ 72.9	€ 72.9